EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
Computation of Basic and Diluted Net Loss Per Share of Common Stock

The following table sets forth the computation of basic and diluted net loss per share of common stock:

	Three Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(42,268,855)	$(8,160,799)	$(7,180,563)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	(1,211,825)	1,211,825	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(167,687,809)	$(31,247,311)	$(7,180,563)

Basic and diluted weighted average number of common shares outstanding	171,864,462	33,181,675	193,222,011

Basic and diluted net loss per common share	$(0.98)	(0.94)	$(0.04)

	Six Months Ended June 30, 2012
	2012		2011
	Controlling Shareholders	Noncontrolling Shareholders
Basic and diluted net income per share:
Net loss from operations	$(57,923,799)	$(11,029,972)	$(23,542,357)
Deemed dividends related to the Repurchase Obligation on common stock attributable to controlling shareholders	12,488,175	(12,488,175)	—
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)	(24,298,337)	—

Undistributed net loss	$(169,642,753)	$(47,816,484)	$(23,542,357)

Basic and diluted weighted average number of common shares outstanding	172,079,397	32,767,721	178,194,716

Basic and diluted net loss per common share:	$(0.99)	$(1.46)	$(0.13)